LICENSE	12 Months Ended
Jun. 30, 2023
LICENSE
LICENSE

14. LICENSES

$
Cost
As at June 30, 2021	710,911
Additions (disposals)	-
As at June 30, 2022	710,911
Additions (disposals)	-
As at June 30, 2023	710,911
Accumulated amortization As at June 30, 2021	(141,249)
Amortization	(164,582)
As at June 30, 2022	(305,831)
Amortization	(164,582)
As at June 30, 2023	(470,413)
Net book value ($)
As at June 30, 2022	405,080
As at June 30, 2023	240,498

During the year ended June 30, 2023, amortization expense in relation to these licenses amounted to $164,584 (June 30, 2022 – $164,584; June 30, 2021 – $141,249).